Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Derivative Liability, USD $)
In Thousands, unless otherwise specified
9 Months Ended
Sep. 30, 2012
Derivative Liability
Total gains or losses (realized and unrealized)
Included in net loss	$ 52
Valuation adjustment
Purchases, issuances, and settlements, net	292
Transfers to Level 3
Balance at the ending of the period	$ 344